Goodwill - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 INR	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 Global Voice Solutions USD ($)	Mar. 31, 2013 Global Voice Solutions INR	Mar. 31, 2012 Global Voice Solutions INR	Mar. 31, 2013 Global Data and Managed Services USD ($)	Mar. 31, 2013 Global Data and Managed Services INR	Mar. 31, 2012 Global Data and Managed Services INR	Mar. 31, 2013 South Africa Operations USD ($)	Mar. 31, 2013 South Africa Operations INR	Mar. 31, 2012 South Africa Operations INR
Goodwill [Line Items]
Goodwill	27,150	$ 498	$ 540	29,430	6,361	$ 82	4,459	4,178	$ 52	2,829	2,784	$ 364	19,862	22,468
Goodwill impairment loss	0